DEBT EXTINGUISHMENT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Extinguishment
SCHEDULE OF GAIN ON DEBT EXTINGUISHMENT

Total gain (loss) on debt extinguishment
Loss upon conversion of debt related to difference between conversion price and market price on shares issued (note 9)	$(143,872)
Gain from settlement of debt	1,648,960
Gain from settlement of accounts payable	59,853
Gain on debt extinguishment, net	$1,564,941

In connections with the conversion of debt and other debt settlements discussed elsewhere, on the Modification Dates, conversion date or repayment dates, for the year ended December 31, 2020, the Company recorded an aggregate gain on debt extinguishment of $7,847,073 which consists of the following.

Total gain (loss) on debt extinguishment
Gain from reversal of derivative liabilities on conversion date or repayment date (note 7)	$45,731,614
Loss upon conversion of debt related to difference between conversion price and market price on shares issued (note 9)	(36,271,137)
Fair value of shares related to settlement of debt and warrants (note 9)	(1,252,772)
Loss from conversion of debt and warrants to Series D preferred stock (note 7 and 9)	(239,678)
Loss from settlement of debt (note 9)	(259,587)
Gain from settlement of accounts payable	138,633
Gain on debt extinguishment, net	$7,847,073